Exhibit 99.1

HSBC Credit Card Master Note Trust (USA) I

The following is particular information about the receivables as of the close of business on March 31, 2009:

The receivables in the Trust Portfolio included $5,017,087,424.54 of Principal Receivables (reduced for discount option receivables) and $398,154,085.11 of Finance Charge and Administrative Receivables (including discount option receivables).

The accounts designated for the Trust Portfolio had an average gross receivables balance of $3,380.52 ($4,151.66 excluding zero balance accounts) and an average credit limit of $9,388.15 ($9,731.72 excluding zero balance accounts).

The percentage of the average gross receivables balance to the average credit limit was 36.01% (42.66% excluding zero balance accounts). The principal weighted average age of the accounts was approximately 109.45 months.

As of the close of business on March 31, 2009:

11.89% of the accounts designated for the Trust Portfolio made minimum payments as of their respective latest statement date, in each case based on the minimum payment reflected in the prior month's statement; and

24.45% of the accounts designated for the Trust Portfolio made full payments as of their respective latest statement date, in each case based on the outstanding balance reflected in the prior month's statement.

The following tables summarize the Trust Portfolio by various criteria as of the close of business on March 31, 2009. Because the future composition of the Trust Portfolio may change over time, these tables are not necessarily indicative of the composition of the Trust Portfolio at any subsequent time. The numbers shown in the tables below may not total due to rounding.

HSBC Credit Card Master Note Trust (USA) I Composition by Account Balance Trust Portfolio March 31, 2009
Account Balance Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Credit Balance	34,550	2.16%	-$1,746,774.10	-0.03%
No Balance	297,538	18.57%	0.00	0.00%
$0.01 to $5,000.00	858,488	53.59%	1,427,038,070.19	26.35%
$5,000.01 to $10,000.00	254,325	15.88%	1,826,920,604.85	33.74%
$10,000.01 to $15,000.00	110,449	6.89%	1,343,989,068.22	24.82%
$15,000.01 to $20,000.00	40,377	2.52%	688,990,663.23	12.72%
$20,000.01 or More	6,168	0.39%	130,049,877.26	2.40%
Total	1,601,895	100.00%	$5,415,241,509.65	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Credit Limit Trust Portfolio March 31, 2009
Account Credit Limit Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $5,000.00	418,605	26.13%	$544,804,771.06	10.06%
$5,000.01 to $10,000.00	492,876	30.77%	1,164,220,033.64	21.50%
$10,000.01 to $15,000.00	460,250	28.73%	1,787,728,168.58	33.01%
$15,000.01 to $20,000.00	187,346	11.70%	1,404,542,391.24	25.94%
$20,000.01 or More	42,818	2.67%	513,946,145.13	9.49%
Total	1,601,895	100.00%	$5,415,241,509.65	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Period of Delinquency Trust Portfolio March 31, 2009
Period of Delinquency (Days Delinquent)	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Current and up to 29 days	1,559,524	97.35%	$5,105,938,173.32	94.29%
30 to 59 days	10,403	0.65%	72,730,120.83	1.34%
60 to 89 days	9,477	0.59%	68,204,701.48	1.26%
90 to 119 days	8.915	0.56%	65,667,747.10	1.21%
120 to 149 days	8,690	0.54%	64,871,379.62	1.20%
150 to 179 days	4,886	0.31%	37,829,387.30	0.70%
180 or more days	0	0.00%	0.00	0.00%
Total	1,601,895	100.00%	$5,415,241,509.65	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Account Age Trust Portfolio March 31, 2009
Account Age	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Not more than 6 months	43,908	2.74%	$96,824,932.88	1.79%
Over 6 months to 12 months	33,491	2.09%	95,532,788.35	1.76%
Over 12 months to 24 months	102,251	6.38%	267,180,593.94	4.93%
Over 24 months to 36 months	116,899	7.30%	330,059,758.48	6.10%
Over 36 months to 48 months	96,550	6.03%	330,251,034.24	6.10%
Over 48 months to 60 months	124,235	7.76%	435,170,581.36	8.04%
Over 60 months to 120 months	515,492	32.18%	2,054,764,892.43	37.94%
Over 120 months	569,069	35.52%	1,805,456,927.97	33.34%
Total	1,601,895	100.00%	$5,415,241,509.65	100.00%

HSBC Credit Card Master Note Trust (USA) I Geographic Distribution of Accounts Trust Portfolio March 31, 2009
State	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
California	205,346	12.82%	$745,116,571.46	13.76%
New York	225,345	14.07%	720,594,378.58	13.31%
Pennsylvania	111,588	6.97%	359,704,326.90	6.64%
Illinois	96,014	5.99%	328,107,655.07	6.06%
Ohio	86,247	5.38%	295,813,280.97	5.46%
Michigan	75,903	4.74%	288,375,768.38	5.33%
New Jersey	73,386	4.58%	234,268,113.05	4.33%
Texas	48,486	3.03%	169,374,576.08	3.13%
Florida	51,469	3.21%	162,652,550.52	3.00%
Wisconsin	48,227	3.01%	159,316,644.02	2.94%
Indiana	40,548	2.53%	142,826,430.38	2.64%
Massachusetts	43,762	2.73%	139,771,200.71	2.58%
Minnesota	36,804	2.30%	121,832,493.61	2.25%
Washington	34,063	2.13%	120,692,444.53	2.23%
Missouri	36,391	2.27%	118,299,310.52	2.18%
All Other	388,316	24.24%	1,308,495,764.87	24.16%
Total	1,601,895	100.00%	$5,415,241,509.65	100.00%

The following table sets forth FICO scores for a random sample of accounts (excluding zero balance accounts and credit balance accounts), the receivables of which are included in the Trust Portfolio as of close of business March 31, 2009. The FICO scores set forth below were generated using Equifax Pinnacle v 1.0 FICO scores. Because the composition of the Trust Portfolio may change over time, there can be no assurance that the FICO score distribution for the Trust Portfolio in the future periods will be similar to the information set forth below. The subservicer does not use these FICO scores as a basis to determine the credit limit, or any continuing management thereof, or other terms of any of the accounts, the receivables of which are included in the Trust Portfolio. As such, FICO scores should not be relied upon as a predictor of the performance of the receivables in the Trust Portfolio.

HSBC Credit Card Master Note Trust (USA) I Composition by FICO Score Trust Portfolio March 31, 2009
FICO Score	Receivables	Percentage of Total Receivables
No Score	$11,352,870.33			0.66%
Less Than 600	204,589,485.74			11.98%
600 to 659	260,167,206.96			15.24%
660 to 719	487,498,313.65			28.55%
720 and Above	743,770,310.98			43.56%
Total	$1,707,378,187.36			100.00%